Employee Benefit Plans (Components of Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Service cost during the year	$ 222	$ 192	$ 186
Interest cost on projected benefit obligation	451	479	473
Expected return on plan assets	(591)	(631)	(570)
Net amortization	56	(2)	(2)
Recognized net actuarial loss	296	152	127
Net periodic benefit cost	434	190	214
Net loss (gain)	(952)	1,990	554
Amortization of net loss	(296)	(152)	(127)
Net (accretion) amortization	(56)	2	2
Total recognized in other comprehensive loss (income)	(1,304)	1,840	429
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ (870)	$ 2,030	$ 643